COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Minimum Lease Payments Under Non-Cancelable Operating Leases

As of December 31, 2014, the Group had minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

	RMB	US$
2015	32,419	5,225
2016	36,535	5,888
2017	22,561	3,636
2018	17,120	2,759
2019	—	—

	108,635	17,508